Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2045 Portfolio℠
September 30, 2023
VF-2045-NPRT3-1123
1.903285.114
Domestic Equity Funds - 48.3%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	236,159	10,617,731
VIP Equity-Income Portfolio Initial Class (a)	362,990	8,697,248
VIP Growth & Income Portfolio Initial Class (a)	458,266	11,882,843
VIP Growth Portfolio Initial Class (a)	205,276	17,485,390
VIP Mid Cap Portfolio Initial Class (a)	81,521	2,754,610
VIP Value Portfolio Initial Class (a)	339,877	6,158,570
VIP Value Strategies Portfolio Initial Class (a)	198,270	3,069,222
TOTAL DOMESTIC EQUITY FUNDS (Cost $51,224,001)		60,665,614

International Equity Funds - 40.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	1,717,892	17,041,489
VIP Overseas Portfolio Initial Class (a)	1,470,323	34,008,562
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $51,319,039)		51,050,051

Bond Funds - 10.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	299,687	2,682,200
Fidelity International Bond Index Fund (a)	78,157	694,032
Fidelity Long-Term Treasury Bond Index Fund (a)	806,029	7,342,925
VIP High Income Portfolio Initial Class (a)	74,213	339,893
VIP Investment Grade Bond II Portfolio - Initial Class (a)	267,000	2,459,066
TOTAL BOND FUNDS (Cost $15,987,043)		13,518,116

Short-Term Funds - 0.2%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 5.09% (a)(b) (Cost $253,948)	253,948	253,948

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $118,784,031)	125,487,729
NET OTHER ASSETS (LIABILITIES) - 0.0%	(19,557)
NET ASSETS - 100.0%	125,468,172

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	2,243,834	964,957	491,520	(6,862)	(18,320)	(16,751)	2,682,200
Fidelity International Bond Index Fund	577,290	218,906	105,234	7,717	(910)	3,980	694,032
Fidelity Long-Term Treasury Bond Index Fund	6,238,707	3,139,600	1,255,448	158,749	(174,911)	(605,023)	7,342,925
VIP Contrafund Portfolio Initial Class	8,649,739	2,259,485	1,980,168	87,491	23,238	1,665,437	10,617,731
VIP Emerging Markets Portfolio Initial Class	14,575,329	5,760,178	3,363,056	25,472	(64,966)	134,004	17,041,489
VIP Equity-Income Portfolio Initial Class	7,750,902	2,149,621	1,345,307	-	9,027	133,005	8,697,248
VIP Government Money Market Portfolio Initial Class 5.09%	748,462	1,490,457	1,984,971	35,655	-	-	253,948
VIP Growth & Income Portfolio Initial Class	10,029,666	2,828,405	1,801,724	37,878	20,618	805,878	11,882,843
VIP Growth Portfolio Initial Class	13,583,940	4,648,756	3,516,229	96,682	86,125	2,682,798	17,485,390
VIP High Income Portfolio Initial Class	283,720	96,773	51,789	200	(230)	11,419	339,893
VIP Investment Grade Bond II Portfolio - Initial Class	837,385	2,110,037	422,753	282	(2,896)	(62,707)	2,459,066
VIP Mid Cap Portfolio Initial Class	2,418,825	650,768	397,620	5,812	(2,830)	85,467	2,754,610
VIP Overseas Portfolio Initial Class	28,112,666	8,907,695	4,681,724	-	43,588	1,626,337	34,008,562
VIP Value Portfolio Initial Class	5,588,640	1,345,502	1,277,008	-	26,252	475,184	6,158,570
VIP Value Strategies Portfolio Initial Class	2,770,104	715,755	654,161	6,820	17,495	220,029	3,069,222
	104,409,209	37,286,895	23,328,712	455,896	(38,720)	7,159,057	125,487,729

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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